CHANGES IN OPERATING WORKING CAPITAL	12 Months Ended
Dec. 31, 2023
CHANGES IN OPERATING WORKING CAPITAL
CHANGES IN OPERATING WORKING CAPITAL	CHANGES IN OPERATING WORKING CAPITAL

year ended December 31	2023	2022	2021
(millions of Canadian $)

(Increase) decrease in Accounts receivable	(394)	(575)	(925)
(Increase) decrease in Inventories	(56)	(190)	(93)
(Increase) decrease in Other current assets	618	118	(141)
Increase (decrease) in Accounts payable and other	(206)	(83)	890
Increase (decrease) in Accrued interest	245	91	(18)
(Increase) Decrease in Operating Working Capital	207	(639)	(287)